PGIM Corporate Bond 0-5 Year ETF Investment Strategy - PGIM Corporate Bond 0-5 Year ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its investable assets in bonds of corporations with varying maturities. For the purposes of this policy, bonds include all fixed income securities, other than preferred stock, issued by corporations. Although the Fund may invest in bonds of any duration or maturity, the Fund will primarily invest in bonds with maturities of less than five years and will normally seek to maintain a weighted average portfolio duration within a year of the duration of the Bloomberg U.S. Corporate 0-5 Year Index. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions. The Fund’s investments in corporate bonds may include U.S. and non-U.S. corporations. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. A debt security’s “maturity” is the date on which the security matures and the issuer is obligated to repay principal. Duration is not necessarily equal to average maturity. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings, or Baa3 or higher by Moody’s Investors Service, Inc., or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from any NRSRO. If the rating of a debt security is downgraded after the Fund purchases it (or if the debt security is no longer rated), the Fund will not have to sell the security, but the subadviser will take this into consideration in deciding whether the Fund should continue to hold the security. The Fund buys and sells securities to take advantage of investment opportunities based on the subadviser’s fundamental credit research, as well as analysis of market conditions, interest rates and general economic factors. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund may invest in derivative instruments, including, but not limited to, futures, forwards, options, swaps, and options on swaps, to manage its duration, as well as to manage credit and interest rate risk, to hedge against losses, and to try to improve returns. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility, seeking to preserve gains or limit losses.